Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2024
Commitments and Contingencies [Abstract]
Schedule of Contractual Obligations	The following table sets forth the Group’s future minimum contractual obligations as of September 30, 2024:
		Payments due by period
		Total	Within 1 Year	Within 1-2 Years
		HK$	HK$	HK$
Operating lease payment – short-term leases		198,000	198,000	—
Non-cancellable purchase contracts	(A)	14,401,405	14,401,405	—
Total		14,599,405	14,599,405	—
The following table sets forth the Group’s future minimum contractual obligations as of September 30, 2023:
		Payments due by period
		Total	Within 1 Year	Within 1-2 Years
		HK$	HK$	HK$
Operating lease payment – short-term leases		521,065	521,065	—
Non-cancellable purchase contracts	(A)	9,296,574	9,296,574	—
Total		9,817,639	9,817,639	—
(A)	Mainly refers to the target or minimum purchases from vendors pursuant to distributor agreements with certain vendors. The distributor agreements cover the period of 12 months.